CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)
Income tax paid	[1]	¥ 273	$ 39
China
Income tax paid		269	38
Foreign
Income tax paid		¥ 4	$ 1

[1]	For the year ended December 31, 2025, income taxes paid amounted to RMB 269 (US$38) in Chinese mainland, and RMB 4 (US$1) in jurisdictions outside Chinese mainland.